Financial Information of Subsidiaries, Summarized (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Financial Information on Subsidiaries

	12-31-2018
	Financial Statements	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Equity	Total Liabilities and Equity	Revenue	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income Before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Enel Argentina S.A.	Separate	6,657	139,508	146,165	776	—	145,389	146,165	—	—	—	(618)	(618)	2,812	3,657	(669)	2,988	(138,136)	(135,148)
Enel Generación Costanera S.A.	Separate	132,613	267,952	400,565	136,446	99,309	164,810	400,565	162,894	(15,271)	147,623	103,430	89,235	19,250	108,963	(17,345)	91,618	(43,235)	48,383
Enel Generación El Chocón S.A.	Separate	95,054	370,645	465,699	82,599	85,399	297,701	465,699	67,134	(4,675)	62,459	53,087	32,994	106,969	141,617	(51,466)	90,151	(130,515)	(40,364)
Empresa Distribuidora Sur S.A.	Separate	312,128	1,381,972	1,694,100	710,707	347,653	635,740	1,694,100	1,189,950	(729,223)	460,727	179,203	77,990	127,247	205,078	(101,101)	103,977	(347,881)	(243,904)
Enel Trading Argentina S.R.L	Separate	14,550	1,008	15,558	13,940	—	1,618	15,558	4,738	(305)	4,433	1,357	1,083	(2,456)	(1,370)	(408)	(1,778)	(571)	(2,349)
Grupo Dock Sud, S.A.	Consolidated	55,921	263,659	319,580	63,756	55,240	200,584	319,580	94,769	(20,986)	73,783	58,725	33,999	35,743	69,850	(29,790)	40,060	(104,651)	(64,591)
Grupo Enel Argentina	Consolidated	263,345	916,274	1,179,619	221,534	182,169	775,916	1,179,619	229,458	(19,945)	209,513	155,467	121,179	140,459	307,883	(72,221)	235,662	(355,051)	(119,389)
Enel Brasil S.A.	Separate	1,681,474	3,892,112	5,573,586	2,720,641	225,312	2,627,633	5,573,586	174	(96)	78	(46,334)	(46,374)	(119,900)	(106,575)	44,864	(61,711)	(441,136)	(502,847)
Enel Generación Fortaleza S.A.	Separate	140,483	189,912	330,395	123,850	60,960	145,585	330,395	211,536	(207,475)	4,061	(6,852)	(16,483)	(5,857)	(22,340)	7,309	(15,031)	(25,888)	(40,919)
EGP Cachoeira Dourada S.A.	Separate	301,315	103,975	405,290	244,418	3,075	157,797	405,290	540,344	(417,506)	122,838	109,049	102,351	7,959	110,311	(37,719)	72,592	(18,168)	54,424
Enel Green Power Proyectos I (Volta Grande)	Separate	94,170	355,666	449,836	274,015	—	175,821	449,836	81,939	(10,644)	71,295	68,654	68,653	(15,031)	53,622	(18,732)	34,890	(30,953)	3,937
Enel Cien S.A.	Separate	120,897	183,601	304,498	9,403	18,424	276,671	304,498	82,608	(1,626)	80,982	72,831	56,219	31,686	87,905	(29,729)	58,176	(40,853)	17,323
Compañía de Transmisión del Mercosur S.A.	Separate	9,097	2,196	11,293	50,940	2,493	(42,140)	11,293	1,193	—	1,193	716	(650)	(21,535)	(22,185)	44	(22,141)	13,101	(9,040)
Transportadora de Energía S.A.	Separate	6,912	5,755	12,667	50,780	5,431	(43,544)	12,667	1,140	—	1,140	591	(986)	(21,519)	(22,506)	(176)	(22,682)	13,664	(9,018)
Enel Distribución Ceará S.A.	Separate	538,216	1,209,995	1,748,211	517,761	440,495	789,955	1,748,211	1,410,602	(1,037,015)	373,587	213,754	140,035	(17,507)	122,528	(22,092)	100,436	(128,063)	(27,627)
Enel Distribución Goias S.A.	Separate	611,450	1,964,754	2,576,204	865,349	781,211	929,644	2,576,204	1,510,676	(1,026,864)	483,812	294,177	172,577	(96,634)	75,943	(27,646)	48,297	(152,089)	(103,792)
CELG Distribución S.A.	Separate	694,885	2,478,860	3,173,745	613,692	1,154,300	1,405,753	3,173,745	1,541,938	(1,106,151)	435,787	254,481	157,911	(51,253)	107,044	318,307	425,351	(199,597)	225,754
Enel X Brasil	Separate	14,153	9,180	23,333	5,512	42	17,779	23,333	17,882	(8,136)	9,746	(559)	(1,412)	(169)	(1,581)	394	(1,187)	(2,104)	(3,291)
Enel Distribución Sao Paulo S.A.	Separate	1,535,494	4,426,898	5,962,392	1,438,355	2,871,158	1,652,879	5,962,392	2,459,201	(1,914,222)	544,979	243,789	137,736	(98,509)	39,227	(17,209)	22,018	(202,092)	(180,074)
Grupo Enel Brasil	Consolidated	4,112,113	11,587,158	15,699,271	6,524,502	5,555,695	3,619,074	15,699,271	7,492,092	(5,366,693)	2,125,399	1,201,286	766,565	(435,467)	331,484	217,615	549,099	(689,804)	(140,705)
Emgesa S.A. E.S.P.	Separate	336,791	2,511,365	2,848,156	510,844	1,032,101	1,305,211	2,848,156	1,259,471	(478,264)	781,207	707,149	633,075	(101,981)	531,118	(185,554)	345,564	(117,250)	228,314
Compañía Distribuidora y Comercializadora de Energía S.A.	Separate	414,711	1,686,783	2,101,494	650,760	598,455	852,279	2,101,494	1,713,801	(1,032,452)	681,349	522,969	389,002	(57,795)	331,372	(125,242)	206,130	(81,177)	124,953
Enel Perú, S.A.C.	Separate	36,807	1,376,103	1,412,910	69,295	10,460	1,333,155	1,412,910	—	—	—	337	337	(4,852)	185,519	—	185,519	(56,062)	129,457
Enel Generación Perú S.A.	Separate	333,468	914,287	1,247,755	169,579	234,383	843,793	1,247,755	653,276	(336,615)	316,661	257,625	209,490	13,325	263,975	(69,105)	194,870	(35,507)	159,363
Chinango S.A.C.	Separate	5,798	137,059	142,857	7,946	25,562	109,349	142,857	54,434	(15,469)	38,965	33,910	29,643	(255)	29,388	(8,562)	20,826	(4,445)	16,381
Enel Generación Piura S.A.	Separate	85,080	175,196	260,276	51,046	68,377	140,853	260,276	89,395	(37,266)	52,129	42,112	30,028	(4,368)	25,685	(8,003)	17,682	(6,155)	11,527
Enel Distribución Perú S.A.	Separate	112,287	1,210,429	1,322,716	268,883	431,856	621,977	1,322,716	912,950	(610,701)	302,249	232,137	175,848	(22,150)	153,693	(49,024)	104,669	(25,666)	79,003
Grupo Enel Perú	Consolidated	488,824	2,401,685	2,890,509	490,068	770,021	1,630,420	2,890,509	1,505,635	(798,330)	707,305	564,020	443,246	(18,583)	451,681	(134,059)	317,622	(127,835)	189,787

	12-31-2017
	Financial Statements	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Equity	Total Liabilities and Equity	Revenue	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income Before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Enel Argentina S.A.	Separate	5,657	275,369	281,026	490	—	280,536	281,026	—	—	—	(651)	252,340	1,135	256,836	(185)	256,651	(45,736)	210,915
Enel Generación Costanera S.A.	Separate	119,110	204,611	323,721	137,870	142,832	43,019	323,721	152,399	(8,612)	143,787	76,145	40,137	(27,529)	13,009	6,625	19,634	(8,824)	10,810
Enel Generación El Chocón S.A.	Separate	81,241	297,979	379,220	68,075	84,620	226,525	379,220	58,459	(6,837)	51,622	38,115	34,920	54,815	91,041	2,392	93,433	(39,053)	54,380
Empresa Distribuidora Sur S.A.	Separate	396,740	830,423	1,227,163	919,538	298,111	9,514	1,227,163	1,276,849	(740,418)	536,431	157,730	150,952	(176,791)	(25,712)	36,981	11,269	(4,442)	6,827
Enel Trading Argentina S.R.L	Separate	23,397	188	23,585	22,479	—	1,106	23,585	4,271	(583)	3,688	(457)	(543)	416	(127)	(307)	(434)	(242)	(676)
Grupo Dock Sud, S.A.	Consolidated	63,803	147,504	211,307	50,858	33,693	126,756	211,307	88,071	(12,070)	76,001	55,486	39,097	24,711	63,907	(17,212)	46,695	(23,122)	23,573
Grupo Enel Argentina	Consolidated	228,046	506,432	734,478	206,678	225,111	302,689	734,478	209,346	(15,449)	193,897	113,259	74,056	31,581	112,122	7,771	119,893	(57,436)	62,457
Enel Brasil S.A.	Separate	386,459	3,395,350	3,781,809	201,292	392,169	3,188,348	3,781,809	—	(256)	(256)	(44,430)	(44,561)	18,874	182,137	(894)	181,243	(97,449)	83,794
Enel Generación Fortaleza S.A.	Separate	114,507	204,939	319,446	71,632	61,310	186,504	319,446	261,358	(146,668)	114,690	103,174	88,737	(804)	87,933	(29,488)	58,445	(8,669)	49,776
EGP Cachoeira Dourada S.A.	Separate	231,833	129,520	361,353	221,039	1,443	138,871	361,353	503,093	(372,087)	131,006	115,811	107,414	520	107,935	(37,023)	70,912	(9,035)	61,877
Enel Green Power Proyectos I (Volta Grande)	Separate	27,586	416,760	444,346	5,170	261,883	177,293	444,346	8,546	(759)	7,787	7,473	7,473	(753)	6,720	(1,027)	5,693	(5,667)	26
Enel Cien S.A.	Separate	65,440	273,718	339,158	12,165	60,455	266,538	339,158	88,727	(2,654)	86,073	75,234	58,479	9,371	67,850	(23,180)	44,670	(6,945)	37,725
Compañía de Transmisión del Mercosur S.A.	Separate	15,560	789	16,349	19,603	26,531	(29,785)	16,349	1,465	—	1,465	881	753	(12,405)	(11,651)	—	(11,651)	5,543	(6,108)
Transportadora de Energía S.A.	Separate	12,373	1,466	13,839	20,856	27,122	(34,139)	13,839	1,378	—	1,378	513	348	(12,955)	(12,606)	(50)	(12,656)	6,385	(6,271)
Enel Distribución Ceará S.A.	Separate	568,437	1,209,306	1,777,743	546,763	388,085	842,895	1,777,743	1,453,275	(1,022,360)	430,915	262,901	191,446	(24,074)	167,693	(30,373)	137,320	(22,054)	115,266
Enel Distribución Rio S.A.	Separate	723,616	2,145,932	2,869,548	831,455	1,006,034	1,032,059	2,869,548	1,661,756	(1,206,285)	455,471	241,314	109,275	(153,947)	(44,041)	13,330	(30,711)	(28,186)	(58,897)
CELG Distribución S.A.	Separate	666,468	2,365,423	3,031,891	664,476	1,305,858	1,061,557	3,031,891	1,536,277	(1,133,252)	403,025	144,544	41,504	(72,334)	(30,826)	40,895	10,069	(16,279)	(6,210)
Enel Soluciones S.A.	Separate	10,809	6,425	17,234	4,924	634	11,676	17,234	18,399	(9,826)	8,573	798	183	(910)	(726)	1,095	369	(471)	(102)
Grupo Enel Brasil	Consolidated	2,505,682	6,810,297	9,315,979	2,157,412	3,398,528	3,760,039	9,315,979	5,174,413	(3,540,939)	1,633,474	908,152	560,994	(250,488)	311,459	(66,715)	244,744	(76,845)	167,899
Emgesa S.A. E.S.P.	Separate	327,288	2,696,892	3,024,180	399,751	1,335,485	1,288,944	3,024,180	1,159,789	(396,303)	763,486	682,009	610,958	(119,198)	492,089	(191,743)	300,346	(1,000)	299,346
Compañía Distribuidora y Comercializadora de Energía S.A.	Separate	402,852	1,668,741	2,071,593	547,780	636,505	887,308	2,071,593	1,542,994	(872,528)	670,466	520,930	411,666	(55,757)	356,055	(144,932)	211,123	1,953	213,076
Enel Perú, S.A.C.	Separate	11,481	1,448,680	1,460,161	76,002	10,912	1,373,247	1,460,161	—	—	—	(2,269)	(2,271)	(123)	29,500	—	29,500	7,964	37,464
Enel Generación Perú S.A.	Separate	330,595	980,250	1,310,845	175,026	249,370	886,449	1,310,845	595,379	(299,959)	295,420	240,666	174,623	(7,835)	189,052	(52,740)	136,312	28,646	164,958
Chinango S.A.C.	Separate	7,621	144,813	152,434	16,351	25,269	110,814	152,434	52,094	(14,169)	37,925	31,518	27,203	(448)	26,755	(7,705)	19,050	3,775	22,825
Enel Generación Piura S.A.	Separate	80,426	189,558	269,984	53,974	86,622	129,388	269,984	87,519	(37,928)	49,591	39,492	26,869	(1,293)	25,581	(8,075)	17,506	4,618	22,124
Enel Distribución Perú S.A.	Separate	169,384	1,156,086	1,325,470	299,001	440,185	586,284	1,325,470	884,291	(583,785)	300,506	230,065	174,257	(24,278)	151,284	(46,154)	105,130	13,416	118,546
Inversiones Distrilima S.A.	Separate	—	—	—	—	—	—	—	—	—	—	(1)	(1)	484	15,986	(160)	15,826	2,501	18,327
Generandes Perú S.A.	Separate	—	—	—	—	—	—	—	—	—		(12)	(12)	15	12,955	4	12,959	9,705	22,664
Grupo Eléctrica Cabo Blanco, S.A.C.	Consolidated	—	—	—	—	—	—	—	29,653	(12,030)		14,433	11,699	1,127	11,167	(2,840)	8,327	4,832	13,159
Grupo Enel Perú	Consolidated	458,175	2,477,110	2,935,285	487,028	812,357	1,635,900	2,935,285	949,802	(487,661)		363,132	265,430	(23,071)	249,116	(76,548)	172,568	(21,614)	150,954
Grupo Distrilima	Consolidated	—	—	—	—	—	—	—	303,228	(204,910)		76,389	58,184	(7,357)	51,465	(15,874)	35,591	17,636	53,227
Grupo Generandes Perú	Consolidated	—	—	—	—	—	—	—	197,769	(93,827)	103,942	84,435	64,530	(4,006)	62,197	(18,304)	43,893	31,813	75,706

	12-31-2016
	Financial Statements	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Equity	Total Liabilities and Equity	Revenue	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income Before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chilectra Américas S.A.	Consolidated	—	—	—	—	—	—	—	—	—	—	(2,575)	(2,575)	2,350	16,623	(192)	16,431	74,224	90,655
Inversiones Distrilima S.A.	Separate	26,813	71,595	98,408	106	—	98,303	98,409	—	—	—	(8)	(8)	1,583	21,327	(441)	20,886	(3,999)	16,887
Enel Distribución Perú S.A.	Separate	190,383	1,045,207	1,235,590	294,325	442,113	499,152	1,235,590	874,119	(590,819)	283,300	213,269	166,057	(24,648)	141,442	(49,021)	92,421	(20,003)	72,418
Endesa Américas S.A.	Separate	—	—	—	—	—	—	—	2	—	2	(10,134)	(10,134)	2,213	90,965	(74)	90,891	(7)	90,884
Enel Argentina S.A.	Separate	6,372	67,352	73,724	4,175	—	69,548	73,723	—	—	—	(121)	(121)	867	746	(212)	534	(14,367)	(13,833)
Enel Generación Costanera S.A.	Separate	64,020	216,261	280,281	99,523	148,582	32,175	280,280	138,367	(7,702)	130,665	73,746	48,470	(33,469)	15,303	1,563	16,866	(6,894)	9,972
Enel Generación El Chocón S.A.	Separate	83,507	316,261	399,768	107,282	77,218	215,267	399,767	42,185	(4,796)	37,389	26,000	22,985	48,748	73,083	(25,191)	47,892	(55,725)	(7,833)
Emgesa S.A. E.S.P.	Separate	289,865	2,712,409	3,002,274	422,919	1,418,040	1,161,315	3,002,274	1,163,428	(437,977)	725,451	653,176	555,783	(146,729)	409,125	(159,720)	249,405	10,928	260,333
Generandes Perú S.A.	Separate	1,098	321,417	322,515	83	—	322,431	322,514	2	—	2	(26)	(26)	287	24,106	(75)	24,031	(14,335)	9,696
Enel Generación Perú S.A.	Separate	261,485	970,275	1,231,760	195,194	261,198	775,367	1,231,759	538,018	(298,284)	239,734	164,309	107,145	(6,493)	134,037	(70,132)	63,905	(33,312)	30,593
Chinango S.A.C.	Separate	34,081	142,768	176,849	15,970	50,882	109,997	176,849	54,697	(14,387)	40,310	33,488	28,950	(820)	39,595	(13,619)	25,976	(3,513)	22,463
Enel Brasil S.A.	Separate	271,399	1,304,479	1,575,878	95,966	11,988	1,467,924	1,575,878	—	(9)	(9)	(39,824)	(44,859)	68,352	149,406	11,146	160,552	178,487	339,039
Central Generadora Termoeléctrica Fortaleza S.A.	Separate	69,443	201,866	271,309	61,492	1,103	208,714	271,309	238,213	(143,920)	94,293	81,487	73,157	839	73,995	(26,869)	47,126	27,117	74,243
EGP Cachoeira Dourada S.A.	Separate	136,712	132,381	269,093	117,359	1,381	150,352	269,092	288,156	(150,561)	137,595	125,785	118,233	6,490	124,723	(42,655)	82,068	19,723	101,791
Enel Cien S.A.	Separate	58,663	293,459	352,122	65,338	39,623	247,161	352,122	77,941	(2,959)	74,982	66,545	50,787	(8,095)	42,692	(14,583)	28,109	29,453	57,562
Compañía de Transmisión del Mercosur S.A.	Separate	17,227	1,015	18,242	15,002	26,891	(23,652)	18,241	1,570	—	1,570	986	841	(9,233)	(8,392)	—	(8,392)	5,499	(2,893)
Enel Distribución Ceará (ex Coelce S.A.)	Separate	482,880	1,048,701	1,531,581	419,383	340,877	771,321	1,531,581	1,201,906	(802,341)	399,565	244,744	159,771	(21,213)	138,836	(23,975)	114,861	89,729	204,590
Enel Solucoes S.A.	Separate	6,136	4,945	11,081	12,476	—	(1,395)	11,081	9,744	(6,030)	3,714	(2,095)	(2,371)	(438)	(2,809)	54	(2,755)	33	(2,722)
Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Separate	531,919	1,952,235	2,484,154	641,593	1,128,351	714,210	2,484,154	1,313,724	(903,880)	409,844	174,022	40,585	(129,209)	(90,146)	26,620	(63,526)	90,351	26,825
Compañía Distribuidora y Comercializadora de Energía S.A.	Separate	411,321	1,493,800	1,905,121	548,849	510,364	845,909	1,905,122	1,387,098	(795,079)	592,019	464,379	374,945	(52,379)	315,669	(135,935)	179,734	(131)	179,603
Empresa Distribuidora Sur S.A.	Separate	378,242	666,194	1,044,436	742,583	299,166	2,687	1,044,436	991,979	(453,123)	538,856	173,500	142,843	(163,671)	(20,771)	(10,370)	(31,141)	(8,380)	(39,521)
Generalima S.A.C.	Separate	8,716	58,327	67,043	33,257	9,849	23,937	67,043	1	—	1	(13,718)	(13,720)	(1,967)	(15,687)	—	(15,687)	(1,739)	(17,426)
Endesa Cemsa, S.A.	Separate	25,704	192	25,896	24,114	—	1,782	25,896	3,224	(347)	2,877	(268)	(397)	49	(319)	(173)	(492)	(635)	(1,127)
Grupo Dock Sud, S.A.	Consolidated	48,286	159,109	207,395	42,865	54,573	109,956	207,394	129,002	(79,115)	49,887	36,293	19,316	11,333	30,674	(10,709)	19,965	(29,312)	(9,347)
Eléctrica Cabo Blanco, S.A.C.	Consolidated	97,063	165,037	262,100	51,201	89,795	121,104	262,100	97,309	(42,312)	54,997	44,378	36,174	(2,444)	33,726	(10,440)	23,286	(4,496)	18,790
Grupo Distrilima	Consolidated	197,936	1,045,207	1,243,143	275,170	442,113	525,859	1,243,142	874,119	(590,819)	283,300	213,261	166,049	(23,065)	143,017	(49,463)	93,554	(21,198)	72,356
Grupo Endesa Américas	Consolidated	739,600	5,274,797	6,014,397	844,423	1,953,633	3,216,341	6,014,397	1,582,909	(619,201)	963,708	771,871	611,033	(146,233)	569,842	(206,257)	363,585	198,867	562,452
Grupo Enel Brasil	Consolidated	1,377,303	3,685,719	5,063,022	1,235,334	1,207,825	2,619,863	5,063,022	2,811,032	(1,688,731)	1,122,301	652,275	396,574	(101,824)	293,506	(70,272)	223,234	332,372	555,606
Grupo Gerenandes Perú	Consolidated	296,618	1,094,096	1,390,714	211,201	312,080	867,433	1,390,714	592,368	(312,321)	280,047	197,770	136,069	(7,026)	166,081	(83,826)	82,255	(19,250)	63,005
Grupo Enel Argentina	Consolidated	153,273	535,021	688,294	210,237	223,513	254,545	688,295	179,030	(12,498)	166,532	99,597	71,306	15,731	88,468	(23,861)	64,607	(80,989)	(16,382)